Policyholder Claims and Benefits - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Disclosure Of Detail Information About Policyholder Claims And Benefits Paid [line items]
Fair value changes on for account of policyholder financial assets	€ (35,951)	€ 22,539	[1]	€ 19,935	[1]
Increase (decrease) of technical provisions for life insurance contracts	€ 1,345	€ 863		€ 1,707

[1]	Amounts for 2021 and 2020 have been re-presented to reflect the classification of Aegon the Netherlands as held for sale and discontinued operations, refer to note 51 Discontinued operations.